Deferred Tax Liabilities - Summary of Deferred Tax Liabilities Recognised (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 2,764,901	$ 1,714,928
Intangible Assets
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	2,742,197	1,667,928
Plant and Equipment
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 22,704	$ 47,000